THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [X]; Amendment Number: 2

  This Amendment (Check only one.):          [ ] is a restatement.
                                             [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
Title:            Vice President
Phone:            402-346-1400

Signature, Place, and Date of Signing:

(s)Marc D. Hamburg         Omaha, NE                        May 5, 2003
-----------------------    ---------------------------      -----------
[Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number    Name

     28- 5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         6
                                                    --------

Form 13F Information Table Entry Total:                    2
                                                    --------

Form 13F Information Table Value Total:             $  4,356
                                                    --------
                                                      (thousands)


Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.       FORM 13F FILE NUMBER                            NAME
1.              28-554                          Buffett, Warren E.
2.              28-852                          GEICO Corp.
3.              28-101                          Government Employees Ins. Corp.
4.              28-718                          National Indemnity Co.
5.              28-717                          OBH Inc.
6.              28-2740                         Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2002

                                                                      Column 6
                                                                 Investment Discretion                             Column 8
                                       Column 4     Column 5     ---------------------                         Voting Authority
 Column 1    Column 2    Column 3       Market      Shares or                       (c)        Column 7        ----------------
  Name of    Title of     CUSIP         Value       Principal   (a)  (b) Shared-  Shared-       Other         (a)      (b)    (c)
  Issuer      Class       Number    (In Thousands)   Amount    Sole     Defined    Other       Managers       Sole    Shared  None
----------    -----       ------    --------------   ------    ----     -------    -----       --------       ----    ------  ----
Petrochina
  Co LTD       ADR     71646E 10 0       1,463        72,900               X               1, 4, 5            72,900
                                         2,893       144,100               X               1, 2, 3, 4, 5, 6  144,100
                                       -------
                                       $ 4,356
                                       =======